Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 12, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GROWTH FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001353176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2018
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
American Century Growth Funds | ADAPTIVE SMALL CAP FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Growth Funds, Inc. Summary Prospectus and Prospectus Supplement Adaptive Small Cap Fund
Supplement dated September 13, 2019 ■ Summary Prospectus and Prospectus dated December 1, 2018

The Board of Directors has approved a plan of liquidation for the Adaptive Small Cap Fund. Under the plan, the liquidation date of the fund will be December 12, 2019.
The fund will be closed to all new accounts on November 11, 2019 and closed to all new investments, except reinvested distributions, as of the close of the New York Stock Exchange on December 2, 2019.
To prepare for the closing and liquidation of the fund, the fund’s portfolio managers plan to increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. In doing so, the portfolio managers may sell securities to increase cash and cash equivalents exposure up to 100% of the portfolio. As a result, the fund will not be pursuing its stated investment objectives.